UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-5550

Date of fiscal year end:	September 30th
Date of reporting period:	December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
Apparel	2.9%
Coach Inc.		330,458	$18,548,608
Beverages	7.2%
Anheuser-Busch InBev		234,069	24,878,394
PepsiCo Inc.		247,551	20,531,880
			45,410,274
Chemicals	1.2%
Scotts Miracle-Gro - Class A		122,106	7,597,435
Computers & Peripherals	3.7%
Apple Inc.		41,521	23,297,848
Diversified Consumer Services	7.0%
Moody’s Corp.		302,435	23,732,074
MSCI Inc.(a)		475,429	20,785,756
			44,517,830
Food Products	16.9%
General Mills Inc.		398,387	19,883,495
Kellogg Co.		406,920	24,850,605
Mondelez International Inc. - Class A		1,125,972	39,746,812
Nestle SA - REG		309,803	22,678,253
			107,159,165
Health Care Equipment & Supplies	5.5%
Dentsply International		305,592	14,815,100
Zimmer Holdings Inc.		216,019	20,130,811
			34,945,911
Household Products	11.0%
Colgate-Palmolive		244,873	15,968,168
Kimberly Clark Corp.		194,784	20,347,137
Procter & Gamble		407,628	33,184,995
			69,500,300
Internet Software & Services	2.0%
eBay Inc.(a)		232,046	12,737,005
IT Services	6.3%
Accenture PLC - Class A		484,401	39,827,450
Media	3.5%
McGraw-Hill Financial Inc.		285,572	22,331,730

1

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

Pharmaceuticals	18.9%
Abbott Laboratories		538,210	$20,629,590
GlaxoSmithKline PLC		1,121,426	29,925,964
Johnson & Johnson		324,734	29,742,387
Novartis AG - REG		499,068	39,833,688
			120,131,629
Software	4.5%
Microsoft Corp.		766,181	28,678,155
Tobacco	6.7%
Philip Morris International		491,151	42,793,987
TOTAL COMMON STOCKS (Cost $513,309,113)			617,477,327
TOTAL INVESTMENTS
(Cost $513,309,113)	97.3%		617,477,327
NET OTHER ASSETS (LIABILITIES)	2.7%		16,834,445
NET ASSETS	100.0%		$634,311,772

(a)	Non-income producing security.

At December 31, 2013, the Fund’s investments were concentrated in the following countries:

Percentage
of Net Assets
United States(1)	82.8%
Switzerland	9.8
United Kingdom	4.7
TOTAL	97.3%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

2

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”).  The Trust commenced operations on December 20, 2011.  The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These schedule of investments and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.  These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange.  Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2013 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$617,477,327	$—	$—	$617,477,327
Total Investments	$617,477,327	$—	$—	$617,477,327
 (1)   See investment industries in the Schedule of Investments

As of December 31, 2013, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2013.

4

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)		Net Unrealized Appreciation ( Depreciation)
IFP US Equity Fund	$513,497,449	$104,444,840	$(464,962	) $	103,979,878

5

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	75.8%
Consumer Discretionary	7.1%
Galaxy Entertainment Group Ltd.(a)		200,420	$1,797,611
Genting Malaysia Bhd.		5,736,800	7,671,251
Grupo Televisa S.A.B. - ADR		343,451	10,392,827
Kangwon Land Inc.		166,540	4,884,079
Samsonite International S.A.		541,529	1,648,129
Sands China Ltd.		2,550,942	20,840,331
			47,234,228
Consumer Staples	30.1%
AMBEV S.A. - ADR		2,676,665	19,673,488
BIM Birlesik Magazalar A.S.		131,500	2,655,700
British American Tobacco Malaysia Bhd.		179,700	3,517,742
British American Tobacco PLC		808,047	43,146,937
Coca-Cola Femsa S.A.B. de C.V. - ADR		38,350	4,669,880
Coca-Cola Icecek A.S.		67,915	1,635,459
CP ALL PCL - REG		6,661,500	8,514,394
Dairy Farm International Holdings Ltd.		251,100	2,385,450
Fomento Economico Mexicano S.A.B. de C.V. - ADR		170,902	16,726,179
LG Household & Health Care Ltd.		16,320	8,474,307
Orion Corp.		5,555	4,995,210
SABMiller PLC		618,086	31,390,402
Souza Cruz S.A.(a)		961,596	9,826,885
Thai Beverage PCL		14,884,800	6,369,343
Tsingtao Brewery Co. Ltd. - Class H		809,484	6,842,871
Unilever Indonesia Tbk PT		2,709,793	5,789,204
Wal-Mart de Mexico S.A.B. de C.V. - Series V		8,651,688	22,701,860
			199,315,311
Energy	0.7%
Ecopetrol S.A. - ADR		119,652	4,600,619
Financials	23.2%
Bangkok Bank PCL - REG		1,190,300	6,447,760
Bank Central Asia Tbk PT		6,537,446	5,156,901
BB Seguridade Participacoes S.A.		296,273	3,076,693
BM&FBovespa S.A.		2,965,408	13,901,627
DBS Group Holdings Ltd.		738,443	10,006,240
Grupo BTG Pactual(a)		282,080	3,268,864
Grupo Financiero Banorte S.A.B. de C.V. - Class O		276,536	1,935,000

1

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Grupo Financiero Santander Mexico
S.A.B. de C.V. - Class B - ADR		693,547	$9,459,981
HDFC Bank Ltd. - ADR		691,211	23,805,307
HSBC Holdings PLC		2,222,328	24,116,800
Kasikornbank PCL - REG		1,363,100	6,574,904
Link REIT (The)		1,664,482	8,070,944
Malayan Banking Bhd.		3,341,595	10,140,575
Public Bank Bhd.		1,654,400	9,798,614
Remgro Ltd.		589,536	11,679,445
Standard Chartered PLC		272,238	6,131,050
			153,570,705
Health Care	0.1%
Bangkok Dusit Medical Services PCL - REG		256,314	916,521
Industrials	1.5%
CCR S.A.		481,400	3,625,931
Promotora y Operadora de Infraestructura S.A.B. de C.V.(a)		68,112	813,911
SM Investments Corp.		342,585	5,488,153
			9,927,995
Information Technology	3.8%
Cielo S.A.(a)		433,107	12,051,913
NetEase, Inc. - ADR(a)		47,500	3,733,500
Yandex N.V. - Class A(a)		227,260	9,806,269
			25,591,682
Materials	3.8%
Cia de Minas Buenaventura S.A.A. - ADR		40,504	454,455
Industrias Penoles S.A.B. de C.V.		371,626	9,227,107
Randgold Resources Ltd.		69,036	4,332,734
Randgold Resources Ltd. - ADR		68,687	4,314,230
Semen Indonesia Persero Tbk PT		3,214,139	3,737,064
Sociedad Quimica y Minera de Chile S.A. - ADR		118,635	3,070,274
			25,135,864
Telecommunication Services	2.6%
Advanced Info Service PCL - REG		663,800	4,030,070
MTN Group Ltd.		312,485	6,464,776
Telekomunikasi Indonesia Persero Tbk PT		38,160,797	6,741,636
			17,236,482
Utilities	2.9%
CPFL Energia S.A.		31,086	251,534

2

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
CPFL Energia S.A. - ADR		6,844	$109,573
Power Assets Holdings Ltd.		2,354,788	18,721,571
			19,082,678
TOTAL COMMON STOCKS (Cost $538,663,378)			502,612,085
PREFERRED STOCKS.	1.2%
Financials	1.2%
Itau Unibanco Holding S.A. - ADR		364,867	4,951,245
Itausa - Investimentos Itau S.A.(a)		717,100	2,705,177
			7,656,422
TOTAL PREFERRED STOCKS (Cost $7,861,074)			7,656,422
EQUITY-LINKED SECURITIES	19.1%
Consumer Discretionary	0.2%
Westlife Development Ltd., Issued by CLSA Financial
Products Ltd.(a)		207,500	1,247,918
Consumer Staples	8.6%
Colgate-Palmolive India Ltd., Issued by CLSA Financial
Products Ltd.		126,350	2,764,462
Hindustan Unilever Ltd., Issued by CLSA Financial Products Ltd.		1,997,863	18,431,501
ITC Ltd., Issued by CLSA Financial Products Ltd.		5,305,900	27,608,179
Nestle India Ltd., Issued by CLSA Financial Products Ltd.		76,886	6,574,558
United Spirits Ltd., Issued by CLSA Financial Products Ltd.		38,600	1,627,840
			57,006,540
Financials	5.4%
Axis Bank Ltd., Issued by CLSA Financial Products Ltd.		252,554	5,306,064
Housing Development Finance Corp., Issued by CLSA Financial
Products Ltd.		1,915,850	24,612,888
Kotak Mahindra Bank Ltd., Issued by CLSA Financial
Products Ltd.		476,800	5,613,606
			35,532,558
Health Care	3.0%
Cipla Ltd., Issued by CLSA Financial Products Ltd.		1,131,511	7,331,818
Sun Pharmaceutical Industries Ltd., Issued by CLSA Financial
Products Ltd.		1,329,182	12,193,749
			19,525,567
Industrials	0.4%
Havells India Ltd., Issued by CLSA Financial Products Ltd.		220,710	2,822,076

3

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	0.8%
Tata Consultancy Services Ltd., Issued by CLSA Financial
Products Ltd.		146,252	$5,135,667
Materials	0.7%
Asian Paints Ltd., Issued by CLSA Financial Products Ltd.		610,317	4,834,780
Utilities	0.0%
NTPC Ltd., Issued by CLSA Financial Products Ltd.		136,768	302,922
TOTAL EQUITY-LINKED SECURITIES (Cost $138,633,555)			126,408,028
SHORT-TERM INVESTMENTS	5.1%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		33,990,298	33,990,298
TOTAL SHORT-TERM INVESTMENTS (Cost $33,990,298)			33,990,298
TOTAL INVESTMENTS
(Cost $719,148,305)	101.2%		670,666,833
NET OTHER ASSETS (LIABILITIES)	(1.2)%		(7,980,088)
NET ASSETS	100.0%		$662,686,745

(a)    Non-income producing security.

At December 31, 2013, the AIT Global Emerging Markets Opportunity Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	21.6%
United Kingdom	15.8
Mexico	11.5
Brazil	11.1
Thailand	5.0
Malaysia	4.7
Hong Kong	4.7
Indonesia	3.2
Macau	3.1
South Korea	2.8
South Africa	2.7
All other countries less than 2%	9.9
Short-Term Investments and Other	3.9
Total	100.0%

4

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT Global Emerging Markets Opportunity Fund (the “Emerging Markets Fund” or the “Fund”) is a series of the Trust and commenced operations on May 22, 2013. The Fund is authorized to issue three classes of shares, however, only the Class I shares is currently being offered and has commenced operations. These schedule of investments and notes only relate to the Fund.

The Fund is a diversified fund and has an investment objective of providing capital appreciation.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

5

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2013 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Fund
Common Stocks(1)	$158,955,445	$343,656,640	$—	$502,612,085
Preferred Stock(1)	4,951,245	2,705,177	—	7,656,422
Equity-Linked Securities(1)	—	126,408,028	—	126,408,028
Short-Term Investment(1)	33,990,298	—	—	33,990,298
Total Investments	$197,896,988	$472,769,845	$—	$670,666,833
 (1)   See investment industries in the Schedule of Investments

6

ADVISERS INVESTMENT TRUST AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers as follows:

Transfers from Level 2 to Level 1
	Value	Reason
Common Stocks	$48,138,864	Foreign equity securities were valued at unadjusted quoted market prices

EQUITY-LINKED SECURITIES

The Fund may invest in equity-linked securities, also known as participation notes.  The Fund may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts.  These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.  At December 31, 2013 the Fund held equity-linked securities issued by counterparty, CLSA Financial Products Ltd, which represented 19.1% of the Fund’s net assets.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized(Depreciation)	Net Unrealized Appreciation(Depreciation)
Emerging Markets Fund	$720,535,900	$16,257,342	$(66,126,409)	$(49,869,067)

7

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	86.5%
Brazil	2.5%
Localiza Rent a Car S.A.(a)		2,405	$33,948
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A		600	8,208
			42,156
China	18.7%
Baidu Inc. - ADR(a)		30	5,336
Biostime International Holdings Ltd.		3,279	29,254
China Construction Bank Corp. - Class H		70,351	53,425
China Life Insurance Co. Ltd. - Class H		3,482	10,981
CNOOC Ltd. - ADR		246	46,164
ENN Energy Holdings Ltd.		3,096	22,974
Giant Interactive Group Inc. - ADR		1,765	19,839
Hengan International Group Co. Ltd.		2,600	30,827
Industrial & Commercial Bank of China Ltd. - Class H		66,684	45,339
Lenovo Group Ltd.		37,000	45,167
Xinyi Solar Holdings Ltd.(a)		22,318	4,605
			313,911
Hong Kong	9.7%
China Mobile Ltd. - ADR		985	51,506
China Overseas Land & Investment Ltd.		11,731	33,134
China Resources Land Ltd.		8,000	19,909
Haier Electronics Group Co. Ltd.		7,314	21,303
Lee & Man Paper Manufacturing Ltd.		26,477	17,498
Xinyi Glass Holdings Ltd.		22,318	19,776
			163,126
India	4.6%
HDFC Bank Ltd. - ADR		1,212	41,741
Tata Motors Ltd. - ADR		1,167	35,944
			77,685
Jersey	1.1%
Randgold Resources Ltd.		303	19,012
Korea	16.5%
Hana Tour Service Inc.		296	18,174
Hyundai Motor Co.		26	5,890
Hyundai Motor Co. - Reg - GDR		662	39,062

1

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
LG Household & Health Care Ltd.		61	$31,764
NAVER Corp.		37	25,499
NHN Entertainment Corp.(a)		17	1,556
Samsung Electronics Co. Ltd.		10	13,070
Samsung Electronics Co. Ltd. - Reg		100	65,359
SK Hynix Inc.(a)		1,160	40,515
Youngone Corp.		860	34,771
			275,660
Malaysia	4.1%
AMMB Holdings Bhd.		16,000	35,388
Gamuda Bhd.		22,600	33,151
			68,539
Netherlands	1.0%
Yandex N.V. - Class A(a)		395	17,044
Russia	7.5%
M Video OJSC		1,866	16,969
Mobile Telesystems OJSC - ADR		1,823	39,432
Sberbank of Russia - ADR		5,455	68,892
			125,293
South Africa	7.9%
MTN Group Ltd.		1,667	34,587
Naspers Ltd. - Class N		930	97,240
			131,827
Taiwan	11.4%
Asustek Computer Inc.		2,441	21,979
Cathay Financial Holding Co. Ltd.		15,313	24,802
Cleanaway Co. Ltd.		2,000	13,067
Fubon Financial Holding Co. Ltd.		22,000	32,203
Novatek Microelectronics Corp.		4,755	19,498
Shin Kong Financial Holding Co. Ltd.		73,451	25,417
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		1,944	33,903
Yungtay Engineering Co. Ltd.		6,894	19,800
			190,669
Thailand	1.5%
PTT Global Chemical PCL - Reg		10,400	25,003
TOTAL COMMON STOCKS (Cost $1,312,598)			1,449,925

2

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
EQUITY-LINKED SECURITIES	6.3%
India	6.3%
Exide Industries Ltd., Issued by CLSA Financial Products Ltd.,
Maturity Date 6/30/15		12,312	$24,590
HCL Technologies Ltd., Issued by CLSA Financial Products Ltd.,
Maturity Date 5/20/15(b)		795	16,253
HCL Technologies Ltd., Issued by Deutsche Bank,
Maturity Date 1/17/17		591	12,083
Petronet LNG Ltd., Issued by CLSA Financial Products Ltd.,
Maturity Date 5/20/15(a)		9,037	17,855
Petronet LNG Ltd., Issued by Deutsche Bank,
Maturity Date 8/14/18(a)(b)		1,500	2,964
Tata Consultancy Services Ltd., Issued by CLSA Financial
Products Ltd., Maturity Date 5/26/15(b)		709	24,943
Tata Consultancy Services Ltd., Issued by Deutsche Bank,
Maturity Date 1/30/17(a)(b)		172	6,051
			104,739
TOTAL EQUITY-LINKED SECURITIES (Cost $106,692)			104,739
PREFERRED STOCKS	3.1%
Korea	3.1%
Samsung Electronics Co. Ltd.		54	51,975
TOTAL PREFERRED STOCKS (Cost $43,404)			51,975
TOTAL INVESTMENTS
(Cost $1,462,694)	95.9%		1,606,639
NET OTHER ASSETS (LIABILITIES)	4.1%		68,820
NET ASSETS	100.0%		$1,675,459

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

3

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

At December 31, 2013 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	18.7%
Consumer Staples	5.4
Energy	4.0
Financials	23.4
Industrials	6.5
Information Technology	25.3
Materials	3.7
Telecommunication Services	7.5
Utilities	1.4
Other	4.1
Total	100.0%

4

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	76.7%
Canada	2.1%
Valeant Pharmaceuticals International Inc.(a)		5,773	$677,750
China	3.9%
Baidu Inc. - ADR(a)		3,896	693,020
Tencent Holdings Ltd.		8,421	541,047
			1,234,067
Finland	1.7%
Nokia OYJ(a)		66,159	533,775
Germany	3.3%
Adidas A.G.		4,136	527,266
Hugo Boss A.G.		3,764	536,048
			1,063,314
Ireland	2.1%
Jazz Pharmaceuticals PLC(a)		5,346	676,590
Israel	2.1%
Check Point Software Technologies Ltd.(a)		10,549	680,621
Japan	8.5%
Japan Exchange Group Inc.		18,070	514,488
Omron Corp.		4,143	183,369
SoftBank Corp.		5,823	510,459
Sumitomo Mitsui Trust Holdings Inc.		97,372	514,406
Sysmex Corp.		8,547	504,833
Yaskawa Electric Corp.		30,101	477,377
			2,704,932
Korea	1.7%
SK Hynix Inc.(a)		15,321	535,111
Netherlands	4.3%
Chicago Bridge & Iron Co. N.V.		8,287	688,981
NXP Semiconductor N.V.(a)		14,752	677,560
			1,366,541
Singapore	2.1%
Avago Technologies Ltd.		12,863	680,324
Sweden	1.7%
Hexagon AB - Class B		16,673	528,791

5

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	4.9%
Actelion Ltd. - Reg(a)		6,110	$517,952
Givaudan S.A. - Reg(a)		365	522,920
UBS A.G. - Reg(a)		27,819	529,961
			1,570,833
Taiwan	1.6%
MediaTek Inc.		33,073	492,800
United Kingdom	2.2%
WPP PLC		29,740	682,471
United States	34.5%
Actavis PLC(a)		4,092	687,456
Apollo Global Management LLC - Class A		21,895	692,101
Blackstone Group (The) L.P.		21,664	682,416
CBS Corp. - Class B - Non Voting		10,648	678,704
eBay Inc.(a)		12,551	688,924
Gilead Sciences Inc.(a)		9,028	678,454
Google Inc. - Class A(a)		611	684,754
KKR & Co. L.P.		28,245	687,483
LyondellBasell Industries N.V. - Class A		8,532	684,949
Maxim Integrated Products Inc.		24,288	677,878
Micron Technology Inc.(a)		31,336	681,871
Stanley Black & Decker Inc.		8,343	673,197
Starbucks Corp.		8,630	676,506
Twenty-First Century Fox Inc. - Class A		19,357	680,979
Valero Energy Corp.		13,936	702,375
Westlake Chemical Corp.		5,600	683,592
			10,941,639
TOTAL COMMON STOCKS (Cost $21,849,965)			24,369,559
INVESTMENT COMPANIES	2.2%
iShares MSCI EAFE ETF		10,140	679,988
TOTAL INVESTMENT COMPANIES (Cost $680,012)			679,988
TOTAL INVESTMENTS
(Cost $22,529,977)	78.9%		25,049,547
NET OTHER ASSETS (LIABILITIES)	21.1%		6,709,677
NET ASSETS	100.0%		$31,759,224

(a)	Non-income producing security.

6

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

At December 31, 2013 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.9%
Energy	2.2
Financials	11.4
Health Care	11.8
Industrials	4.3
Information Technology	27.5
Materials	6.0
Telecommunication Services	1.6
Short-Term Investments and Other	23.3
Total	100.0%

7

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.2%
Canada	2.5%
Valeant Pharmaceuticals International Inc.(a)		172,441	$20,230,263
China	2.5%
Tencent Holdings Ltd.		306,698	19,705,259
Finland	2.4%
Nokia OYJ(a)		2,409,477	19,439,797
Germany	16.9%
Adidas A.G.		151,726	19,342,363
Brenntag A.G.		105,627	19,622,549
GEA Group A.G.		391,816	18,653,437
Henkel A.G. & Co. KGaA		183,843	19,166,921
Hugo Boss A.G.		133,278	18,980,691
Symrise A.G.		413,756	19,071,160
Wirecard A.G.		489,822	19,374,529
			134,211,650
Ireland	2.5%
Jazz Pharmaceuticals PLC(a)		158,713	20,086,717
Israel	2.5%
Check Point Software Technologies Ltd.(a)		307,322	19,828,416
Italy	4.9%
Exor S.p.A.		482,283	19,227,415
Tod’s S.p.A.		117,130	19,554,700
			38,782,115
Japan	20.1%
J Front Retailing Co. Ltd.		2,484,562	18,843,114
Japan Exchange Group Inc.		687,298	19,568,704
Japan Securities Finance Co. Ltd.		2,519,145	19,638,707
Omron Corp.		151,878	6,722,120
SoftBank Corp.		214,457	18,799,860
Sumitomo Mitsui Trust Holdings Inc.		3,546,569	18,736,136
Sysmex Corp.		311,336	18,389,225
Tokai Tokyo Financial Holdings Inc.		2,121,918	20,579,057
Yaskawa Electric Corp.		1,138,389	18,053,924
			159,330,847
Korea	2.5%
SK Hynix Inc.(a)		559,452	19,539,783

8

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	5.1%
Chicago Bridge & Iron Co. N.V.		238,688	$19,844,520
NXP Semiconductor N.V.(a)		440,807	20,246,266
			40,090,786
Qatar	2.3%
Industries Qatar QSC		388,328	18,016,863
Singapore	2.5%
Avago Technologies Ltd.		373,107	19,733,629
Sweden	2.5%
Hexagon AB - Class B		621,192	19,701,341
Switzerland	9.7%
Actelion Ltd. - REG(a)		229,733	19,474,737
Credit Suisse Group A.G. - REG(a)		621,404	19,078,254
Givaudan S.A. - REG(a)		13,598	19,481,289
UBS A.G. - REG(a)		1,013,288	19,303,462
			77,337,742
United Kingdom	9.3%
3i Group PLC		3,033,846	19,355,639
Intermediate Capital Group PLC		2,153,018	14,984,551
ITV PLC		6,184,099	19,878,092
Sage Group (The) PLC		1	7
WPP PLC		851,891	19,549,115
			73,767,404
United States	5.0%
Actavis PLC(a)		118,083	19,837,944
LyondellBasell Industries N.V. - Class A		245,803	19,733,065
			39,571,009
TOTAL COMMON STOCKS (Cost $574,065,884)			739,373,621
TOTAL INVESTMENTS
(Cost $574,065,884)	93.2%		739,373,621
NET OTHER ASSETS (LIABILITIES)	6.8%		54,181,922
NET ASSETS	100.0%		$793,555,543

(a)	Non-income producing security.

9

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

At December 31, 2013 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.6%
Energy	2.4
Financials	21.5
Health Care	12.4
Industrials	9.6
Information Technology	23.0
Materials	7.3
Telecommunication Services	2.4
Short-Term Investments and Other	6.8
Total	100.0%

10

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.2%
Australia	4.5%
Bradken Ltd.		81,478	$438,846
Codan Ltd.		325,986	326,925
SAI Global Ltd.		114,424	397,034
			1,162,805
Austria	1.3%
Semperit A.G. Holding		6,847	340,428
Brazil	1.3%
Fleury S.A.		42,000	327,918
Canada	2.7%
Laurentian Bank of Canada		7,982	352,568
Stella-Jones Inc.		13,623	349,472
			702,040
China	1.5%
Dalian Refrigeration Co. Ltd. - Class B		408,000	388,213
Finland	4.1%
Amer Sports OYJ		19,089	398,498
Vacon PLC		3,792	305,216
Vaisala OYJ - Class A(a)		10,864	347,198
			1,050,912
France	5.9%
Rubis S.C.A.		6,442	408,598
Saft Groupe S.A.		12,358	425,073
Touax S.A.		11,515	300,040
Virbac S.A.		1,778	380,156
			1,513,867
Germany	6.5%
Carl Zeiss Meditec A.G. - Bearer		9,705	323,695
Drillisch A.G.		12,065	349,434
Gerresheimer A.G.		5,063	354,283
KWS Saat A.G.		891	306,806
Pfeiffer Vacuum Technology A.G.		2,451	333,994
			1,668,212

11

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	6.6%
Pico Far East Holdings Ltd.		853,000	$298,138
SmarTone Telecommunications Holdings Ltd.		296,500	339,030
Vitasoy International Holdings Ltd.		279,000	430,289
Wasion Group Holdings Ltd.		503,000	308,588
Yip’s Chemical Holdings Ltd.		381,000	329,263
			1,705,308
Indonesia	1.9%
Bank Bukopin Tbk PT		5,050,500	257,336
Wijaya Karya Persero Tbk PT		1,809,000	235,738
			493,074
Ireland	3.0%
FBD Holdings PLC		15,994	390,552
Grafton Group PLC		35,842	383,846
			774,398
Italy	4.7%
Banca IFIS S.p.A.		25,319	451,305
Cembre S.p.A.		28,415	351,480
MARR S.p.A.		24,772	412,386
			1,215,171
Japan	11.0%
Daiseki Co. Ltd.		16,000	313,565
GMO internet Inc.		22,700	298,324
Kintetsu World Express Inc.		7,700	310,004
Lintec Corp.		18,100	335,525
Nakanishi Inc.		2,000	286,186
Nippon Shokubai Co. Ltd.		29,500	326,069
Pigeon Corp.		6,900	334,978
Rohto Pharmaceutical Co. Ltd.		20,000	305,217
Seria Co. Ltd.		8,600	346,161
			2,856,029
Korea	5.1%
Cheil Worldwide Inc.(a)		12,190	318,033
Han Kuk Carbon Co. Ltd.		46,930	366,749
Lotte Food Co. Ltd.		500	353,723
TK Corp.(a)		13,574	284,338
			1,322,843

12

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Malaysia	2.5%
Coastal Contracts Bhd.		362,000	$379,193
United Plantations Bhd.		35,300	280,383
			659,576
Netherlands	1.3%
KAS Bank N.V. - CVA		24,840	333,105
Singapore	3.9%
Goodpack Ltd.		235,000	363,688
Super Group Ltd.		112,000	337,787
Tat Hong Holdings Ltd.		432,000	308,288
			1,009,763
Spain	1.4%
Construcciones y Auxiliar de Ferrocarriles S.A.		681	360,633
Sweden	5.4%
Avanza Bank Holding AB		11,161	365,035
Industrial & Financial Systems - Class B		13,052	313,460
Kabe Husvagnar AB - Class B		17,571	315,827
Mekonomen AB		12,932	398,793
			1,393,115
Switzerland	2.8%
Kaba Holding A.G. - Class B - REG(a)		820	398,540
LEM Holding S.A. - REG		407	318,438
			716,978
Taiwan	4.5%
Nak Sealing Technologies Corp.		140,000	442,530
Sinmag Equipment Corp.		74,000	391,475
Youngtek Electronics Corp.		168,000	341,292
			1,175,297
Thailand	0.9%
Khon Kaen Sugar Industry PCL - Class F		642,700	234,705

13

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	10.4%
BBA Aviation PLC		68,217	$363,124
Britvic PLC		36,153	415,489
Gooch & Housego PLC		37,246	441,601
PayPoint PLC		19,998	335,943
Rathbone Brothers PLC		13,214	353,491
RPS Group PLC		74,715	416,255
Synergy Health PLC		17,872	356,452
			2,682,355
TOTAL COMMON STOCKS (Cost $23,289,839)			24,086,745
PREFERRED STOCKS	1.1%
Germany	1.1%
Draegerwerk A.G. & Co. KGaA		2,220	289,965
TOTAL PREFERRED STOCKS (Cost $274,048)			289,965
RIGHTS	0.0%
Indonesia	0.0%
Bank Bukopin Tbk PT(a)		1,683,109	—
TOTAL RIGHTS (Cost $ — )			—
TOTAL INVESTMENTS
(Cost $23,563,887)	94.3%		24,376,710
NET OTHER ASSETS (LIABILITIES)	5.7%		1,466,386
NET ASSETS	100.0%		$25,843,096
(a)	Non-income producing security.

14

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

At December 31, 2013 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	12.0
Financials	9.7
Health Care	10.2
Industrials	31.7
Information Technology	10.4
Materials	8.0
Telecommunication Services	2.7
Utilities	1.6
Short-Term Investments and Other	5.7
Total	100.0%

15

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, and JOHCM International Small Cap Equity Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a series of the Trust. These schedule of investments and notes only relate to the JOHCM Funds.

The JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013.

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund each operated as a separate series of Scotia Institutional Funds (the “Predecessor Funds”). On November 18, 2013, the Predecessor Funds were reorganized into their respective Fund in the Trust, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Predecessor Fund transferred all of its assets to the corresponding Fund in exchange for shares of the corresponding Fund and the Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received the same shares of the corresponding Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

The investment objective of each JOHCM Fund is to seek long-term capital appreciation.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1  —quoted prices in active markets for identical assets

● Level 2  —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

● Level 3  —significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.  In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated.  The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Funds’ net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

17

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of December 31, 2013 in valuing the Funds’ investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 - Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
JOHCM Emerging Markets Opportunities Fund
Common Stocks(1)	$320,517	$1,129,408	$—	$1,449,925
Preferred Stocks(1)	—	51,975	—	51,975
Equity-Linked Securities (1)	—	104,739	—	104,739
Total Investments	$320,517	$1,286,122	$—	$1,606,639
JOHCM Global Equity Fund
Common Stocks(1)	$15,716,585	$8,653,074	$—	24,369,659
Investment Companies	679,888	—	—	679,888
Total Investments	$16,396,473	$8,653,074	$—	$25,049,547
JOHCM International Select Fund
Common Stocks(1)	$159,540,820	$579,832,801	$—	$739,373,621
JOHCM International Small Cap Equity Fund
Common Stocks(1)	$1,327,297	$22,759,448	$—	24,086,745
Preferred Stocks(1)	—	289,965	—	289,965
Rights	—	—	—	—
Total Investments	$1,327,297	$23,049,413	$—	$24,376,710
(1)   See investment industries in the Schedule of Investments

As of December 31, 2013, there were no Level 3 securities held by the Funds. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2013 for the JOHCM Global Equity Fund and JOHCM International Small Cap Equity Fund.  The JOHCM Emerging Markets Opportunities Fund and the JOHCM International Equity Fund had transfers as follows:

	Transfers from
Portfolio	Level 1 to Level 2	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks	$173,313	Fair value adjustments were applied to the last traded price of certain foreign equity or equity-linked securities.
Equity-Linked Securities	49,533

	Transfers from
Portfolio	Level 2 to Level 1	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks	$25,003	Foreign equity securities were valued at unadjusted quoted market prices.

18

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes.  The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts.  These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.  At December 31, 2013 the Funds held equity-linked securities issued by counterparties as follows:

			% of
	Counterparty	Value	Net Assets
JOHCM Emerging Markets Opportunities Fund	CLSA Financial Products Ltd	$83,641	5.0%
	Deutsche Bank	21,098	1.3%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized ( Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Emerging Markets Opportunities Fund	$1,462,694	$205,731	$(61,786)	$143,945
JOHCM Global Equity Fund	22,529,977	2,607,887	(88,317)	2,519,570
JOHCM International Select Fund	574,427,954	165,224,843	(279,176)	164,945,667
JOHCM International Small Cap Equity Fund	23,563,887	942,250	(129,427)	812,823

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisers Investment Trust

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date:	February 26, 2014

By (Signature and Title)		/s/ Troy A. Sheets
Troy Sheets, Treasurer and Principal Financial Officer
Date:	February 26, 2014